Net Income Per Class A Share (Detail) - USD ($) $ in Thousands	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									$ 35,346	$ 214,139	$ 165,990	$ 35,346
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest									(5,408)	(155,220)	(124,215)
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic and Diluted									29,938	58,919	41,775
Income from discontinued operations, net of tax (Note 3)									0	30,563	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest									0	(22,417)	0
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic and Diluted									0	8,146	0
Numerator:
Net income attributable to Class A shareholders	$ 18,605	$ 19,484	$ 13,146	$ 15,830	$ 8,722	$ 11,025	$ 10,680	$ 11,348	$ 29,938	$ 67,065	$ 41,775	$ 29,938
Denominator:
Basic weighted average Class A shares outstanding (in shares)									57,502,158	70,997,589	61,733,136	57,502,158
Numerator:
Net income attributable to Class A shares	$ 18,605	$ 19,484	$ 13,146	$ 15,830	$ 8,722	$ 11,025	$ 10,680	$ 11,348	$ 29,938	$ 67,065	$ 41,775	$ 29,938
Denominator:
Effect of dilutive shares for diluted net income per Class A share (in shares)									249,331	188,085	183,410
Weighted average shares for diluted net income per Class A share (in shares)									57,751,489	71,185,674	61,916,546	57,751,489
Stock Compensation Plan
Denominator:
Potentially dilutive shares (in shares)										0